REVERSE ASSET ACQUISITION - Purchase Price Allocation (Details) - SOHI Transaction $ in Thousands	Apr. 08, 2019 USD ($)
Schedule Of Asset Acquisition [Line Items]
Cash and cash equivalents	$ 1,657
Accounts receivable	3,212
Prepaid expenses	1,198
Fuel, lube oil, and consumables	981
Other current assets	1,098
Vessels, net	154,744
Accounts payable	(1,836)
Other current liabilities	(4,151)
Debt	(132,905)
Other long-term liabilities	(190)
Net assets acquired and liabilities assumed	$ 23,808